UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22374

Nuveen Mortgage Opportunity Term Fund 2
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Mortgage Opportunity Term Fund 2 (JMT)
September 30, 2014 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS - 133.5% (97.4% of Total Investments)
	MORTGAGE-BACKED SECURITIES - 133.0% (97.0% of Total Investments)
	Residential - 133.0%
$ 835	American Credit Auto Receivables 12-3D, 144A	5.000%	12/16/19	BB	$848,771
2,000	Argent Securities Inc., ASset-Backed Pass-Through Certificates, Series 2005-W2	0.642%	10/25/35	B-	1,590,170
2,676	Asset Backed Funding Corporation, Asset-Backed Certificates Series 2006-OPT1	0.392%	9/25/36	CCC	1,899,761
890	Banc of America Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-7	6.226%	10/25/36	Caa3	613,051
948	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	784,289
1,425	Banc of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2006-G	0.445%	7/20/36	B1	1,330,916
1,130	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa3	1,062,649
292	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.679%	5/20/36	Caa2	275,779
2,323	Bank of America Funding Trust, 2007-A 2A1	0.315%	2/20/47	CCC	1,996,823
2,571	BCAP LLC Trust, Mortgage Pass-Through Certificates,Series 2006-AA2	0.322%	1/25/37	Caa3	1,948,975
2,037	BCAP LLC Trust, Mortgage Pass-Through Certificates,Series 2007 AA1 2A1	0.332%	3/25/37	Caa3	1,656,852
1,009	Bear Stearns Adjustable Rate Mortgage Trust 2005-3	2.612%	6/25/35	Caa2	939,015
1,213	Bear Stearns Adjustable Rate Mortgage Trust 2007-5	4.875%	8/25/47	D	1,127,941
342	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-2	2.546%	7/25/36	D	284,385
1,888	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4	2.481%	10/25/36	D	1,606,670
2,208	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	4.998%	6/25/47	D	1,991,893
483	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	2.530%	2/25/36	Caa3	392,343
1,997	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	2.559%	2/25/36	Caa3	1,779,557
1,604	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	2.736%	2/25/47	D	1,380,930
816	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	2.762%	2/25/47	D	650,713
1,088	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	0.472%	6/25/46	Ca	726,515
1,861	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	2.680%	8/25/46	Ca	1,362,116
657	Bear Stearns Asset Backed Securities I Trust 2002-EC2	0.555%	2/25/36	BBB	626,890
650	Bear Stearns Commercial Mortgage Securities Trust, Pass-Through Certificates 2007-WR16	5.898%	6/11/40	B1	659,853
764	CAI Funding II Limited, Series 2012-1A, 144A	3.470%	10/25/27	A	762,298
2,000	Carrington Mortgage Loan Trust, Asset Backed Pass-Through Certificates, Series 2005-NC5	0.632%	10/25/35	BB-	1,730,086
2,155	Carrington Securities LP, Mortgage Loan Trust Assset-Backed Pass-Through Certificates Series 2007-HE1	0.302%	6/25/37	Caa1	1,879,477
2,042	Chaseflex Trust Series 2007-2	0.432%	5/25/37	CCC	1,855,051
509	Citicorp Mortgage Securities Inc., CitiMortgage Alternative Loan Trust, Senior and Subrodinated REMIC Pass-Through Certificates, Series 2007-A6	6.000%	6/25/37	Caa3	427,752
186	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	2.695%	3/25/36	Caa3	171,365
310	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	2.640%	8/25/35	Caa2	287,915
2,579	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.372%	1/25/37	CCC	1,872,836
537	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	2.681%	7/25/37	Caa3	500,352
1,180	Commercial Mortgage Pass-Through Certificates Series 2012-CR4, 144A	4.728%	10/15/45	BBB-	1,152,406
785	Countrywide Alternative Loan Trust, Mortgage Pass-Through Cerftificates, Series 2005-63	5.307%	11/25/35	Ca	643,513
600	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-25CB	0.752%	10/25/36	Caa3	451,067
1,679	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	1,320,130
650	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.500%	5/25/36	Ca	502,722
1,675	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-19	6.000%	8/25/37	D	1,402,047
696	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-3T1	6.000%	4/25/37	Caa3	584,211
2,006	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1	0.292%	8/25/37	Caa3	1,670,195
786	Countrywide Alternative Trust, Mortgage Pass-Through Certificates, Series 2007-18CB	0.622%	8/25/37	D	516,930
738	Countrywide Asset Backed Certificates Trust 2005-IM1	0.552%	11/25/35	BBB+	678,532
1,076	Countrywide Asset-Backed Certificates Trust, Series 2006-17	0.302%	3/25/47	AAA	915,891
2,008	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	2.460%	3/20/36	CCC	1,691,204
476	Countrywide CHL Mortgage Pass-Through Trust, Mortgage Pass-Through Certificates, Series 2006-19	6.000%	1/25/37	Caa3	433,706
1,630	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	4.835%	11/20/35	Caa3	1,472,456
255	Countrywide Home Loans Mortgage Pass-Through Trust Certificates Series 2007-HY5	4.987%	9/25/37	D	238,005
2,155	Countrywide Home Loans Mortgage Pass- Through Trust, Series 2007-HY1 1A1	2.657%	4/25/37	D	1,815,804
1,048	Countrywide Home Loans, CHL Mortgage Pass-Through Certificates Trust 2007-21	6.250%	2/25/38	D	959,557
1,485	Countrywide Home Loans, Mortgage Pass-Through Trust Series 2007-HY04	2.563%	9/25/47	D	1,329,106
1,462	Credit Suisse Adjustable Rate Mortgage Trust 2005-9	0.422%	11/25/35	B+	1,357,422
1,797	Credit Suisse Adjustable Rate Mortgage Trust 2006-3, Pass-Through Certificates	0.272%	8/25/36	CCC	1,249,120
284	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	0.362%	6/25/37	Caa3	223,272
1,886	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates Series 2007-3	5.746%	4/25/37	Caa3	1,029,945
612	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2005-12	2.793%	3/25/36	Caa3	478,097
374	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	2.942%	5/25/36	D	348,949
240	Fannie Mae Connecticut Avenue Securities , Series 2014-C02	2.752%	5/25/24	N/R	222,387
795	Fannie Mae Connecticut Avenue Securities, Series 2013-C01	5.402%	10/25/23	N/R	897,968
300	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	4.552%	1/25/24	N/R	321,986
550	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	3.152%	7/25/24	N/R	520,000
1,651	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.495%	5/15/36	Aaa	256,568
2,000	First Franklin Mortgage Loan Trust, Collateralized Mortgage Obligation, Series 2005-FFH3	0.682%	9/25/35	B1	1,868,736
921	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Caa3	779,767
482	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2007-FA2	5.500%	4/25/37	D	357,563
2,125	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-FA8	0.652%	2/25/37	Caa3	1,318,951
1,830	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	2.239%	9/25/35	Caa2	1,610,475
266	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	2.596%	5/25/37	D	216,086
151	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	2.556%	8/25/37	D	125,374
2,180	Freddie Mac Collaterlized Mortgage REMIC Series 4338, (I/O)	2.490%	6/25/42	N/R	416,334
1,150	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K713, 144A	3.165%	4/25/46	BBB	1,112,623
1,784	Freddie Mac Multi-Class Certificates, (I/O)	6.145%	8/15/35	Aaa	255,093
897	Freddie Mac Multi-Class Certificates, (I/O)	6.845%	8/15/36	Aaa	151,608
979	Freddie Mac Multi-Class Certificates, (I/O)	6.245%	6/15/39	Aaa	117,567
1,200	Freddie Mac Multifamily Mortgage Trust, Series 2011-K704, 144A	4.533%	10/25/30	AA+	1,266,390
380	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2012-K710, 144A	3.819%	6/25/47	A-	389,946
1,400	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2013-K31, 144A	3.626%	7/25/46	Baa3	1,330,846
446	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K38, 144A	4.636%	6/25/47	BBB+	454,414
350	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K715, 144A	4.124%	2/25/46	Baa2	353,154
2,070	Freddie Mac Multifamily Structured Pass-Through Certificates K036, (I/O)	2.111%	12/25/41	Aaa	324,214
5,375	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.751%	11/25/40	Aaa	631,595
3,521	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.661%	7/25/41	Aaa	412,759
5,015	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.726%	9/25/41	Aaa	623,029
2,775	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, (I/O)	2.206%	1/25/24	N/R	460,219
3,305	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K715, (I/O)	2.017%	2/25/41	N/R	373,372
1,912	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01, (I/O)	1.969%	7/25/40	Aaa	245,436
1,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.790%	1/25/43	Aaa	198,307
4,655	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012, (I/O)	2.288%	1/25/41	Aaa	576,625
225	Freddie Mac MultiFamily Trust, Structured Pass-Through Certificates, Series 2014-K37, 144A	4.558%	1/25/47	A-	228,910
4,885	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.619%	8/25/40	Aaa	341,811
1,337	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	D	1,113,199
1,168	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	2.965%	4/19/36	Caa3	1,033,484
1,212	Goldman Sachs GSAA Home Equity Trust, Series 2006-4 4A2	0.382%	3/25/36	Caa3	1,075,703
2,101	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	0.602%	8/25/37	CCC	1,875,553
456	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	2.624%	3/25/47	D	399,412
2,271	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4	2.663%	1/25/36	D	2,090,567
566	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	118,516
750	Gramercy Park CLO Limited, Series 2012-1AR, 144A	3.178%	7/17/23	A	749,918
673	GSAA Home Equity Trust Series 2007-5	0.252%	3/25/47	CCC	360,429
907	GSAA Home Equity Trust Series 2007-5	5.788%	3/25/47	CCC	633,053
1,699	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2	3.881%	4/25/36	D	1,453,840
1,695	HarborView Mortgage Loan Trust 2006-12	0.394%	12/19/36	Ca	1,179,735
2,214	HomeBanc Mortgage Trust, Mortgage Backed Notes 2005-5	0.412%	1/25/36	Caa1	1,917,750
147	IndyMac INDA Mortgage Loan Trust, Series 2006-AR1	4.994%	8/25/36	B2	146,375
1,295	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	5.365%	7/25/37	Caa2	1,188,729
189	IndyMac INDX Mortgage Loan Trust 2006 AR25	2.661%	9/25/36	Ca	140,654
2,229	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	2.378%	11/25/35	Caa3	1,891,368
953	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.272%	7/25/36	D	737,694
1,024	IndyMac INDX Mortgage Loan Trust, Series 2006-AR27	0.342%	10/25/36	CCC	686,891
725	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3	2.687%	3/25/36	Ca	485,903
2,245	IndyMac INDX Mortgage Loan Trust, Series 2007-AR7 2A1	2.059%	6/25/37	Ca	1,722,917
162	JP Morgan Mortgage Acquisition Trust, Asset-Backed Pass-Through Certificates. Series 2006-WMC2	0.245%	7/25/36	CCC	81,561
165	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-S3	6.000%	8/25/37	D	146,846
566	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	2.585%	6/25/36	Caa2	487,483
1,000	JP Morgan Alternative Loan Trust, Mortgage Pass-Through Certificates 2006-S4	5.960%	12/25/36	CC	817,249
905	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.480%	5/15/45	Baa2	957,170
372	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	316,051
1,692	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A8	0.532%	1/25/37	Caa3	1,063,202
1,300	JP Morgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates Series 2006-LDP9	5.337%	5/15/47	Ba1	1,304,775
700	JP Morgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CB17 AM	5.464%	12/12/43	Ba1	731,331
1,250	JP Morgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5	0.412%	5/25/37	B3	960,363
1,213	JP Morgan Mortgage Acquisition Trust, Series 2006-A6	2.567%	10/25/36	Caa2	1,041,571
194	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-A4	2.681%	6/25/37	D	167,985
800	LB UBS Commercial Mortgage Trust, Series 2006-C4	6.049%	6/15/38	Ba2	840,690
1,863	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	2.510%	8/25/36	Caa2	1,717,412
2,047	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	2.842%	6/25/37	D	1,617,562
325	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, 2005-A9	2.498%	12/25/35	CCC	315,234
1,200	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C1 AM	6.027%	6/12/50	B-	1,246,754
1,100	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	6.078%	8/12/49	BB	1,133,728
2,340	Morgan Stanley Capital I Inc., Mortgage Psas Through Certificates, Series 2006- HE1	0.442%	1/25/36	CCC	2,078,067
1,230	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Cerificates, Series 2006-HQ8	5.673%	3/12/44	BB	1,249,759
625	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.552%	10/12/52	Baa3	638,975
440	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.552%	10/12/52	Ba1	442,657
1,200	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.867%	4/15/49	Ba2	1,257,458
1,150	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.574%	11/12/49	B1	1,171,774
250	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.837%	3/25/36	Caa3	213,158
1,733	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	D	1,424,383
1,041	Mortgage Asset Securitization Transactions Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2007-HF2	0.462%	9/25/37	Caa1	952,096
725	Mortgage IT Trust, Mortgage-Backed Notes, Series 2005-5	0.412%	12/25/35	BB+	671,315
2,112	Mortgage-IT Trust 2005-4	0.432%	10/25/35	BB+	1,936,396
525	Nomura Asset Acceptance Corporation, Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-AP3	5.607%	8/25/35	CCC	412,851
750	Opteum Mortgage Acceptance Corporation, Asset backed Pass-Through Certificates, Series 2006-1	0.452%	4/25/36	CCC	647,399
190	Popular Asset Backed Securities Mortgage Pass-Through Trust 2005-2 M1	4.924%	4/25/35	B1	159,749
1,472	Renaissance Home Equity Loan Trust 2005-3	4.934%	8/25/35	Ba3	1,430,520
2,143	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	7.238%	9/25/37	CCC	1,382,444
1,274	Residential Accredit Loans Inc., Hybrid Adjustable Rate Mortgages, 2006-QA6	0.342%	7/25/36	Caa3	1,007,878
475	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 1006-QS10	0.452%	8/25/36	Caa3	315,462
560	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS8	6.000%	6/25/37	Caa3	454,163
2,140	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	3.536%	9/25/35	Caa3	1,801,827
1,284	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	1,140,498
767	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	630,593
996	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	3.755%	1/25/36	Caa3	803,191
326	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS15	6.500%	10/25/36	Ca	271,887
167	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS8	0.602%	8/25/36	Ca	104,382
950	Residential ASset Mortgage Products Inc. Asset Backed Pass-Through Certificates, Series 2005-RS7	0.652%	7/25/35	Ba1	815,156
2,255	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2	0.442%	2/25/36	B2	1,897,873
198	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2005-SA4	2.779%	9/25/35	Caa1	184,583
426	Residential Funding Mortgage Securities I,Mortgage Pass-Through Certificates, Series 2007-SA2	3.048%	4/25/37	Caa2	372,882
1,836	Residential Funding Mortgage Securities I,Mortgage Pass-Through Certificates, Series 2007-SA2	3.048%	4/25/37	Caa2	1,608,614
1,606	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.442%	2/20/47	CCC	1,394,922
188	Sierra Receivables Funding Company, Series 2011-1A, 144A	6.190%	4/20/26	BB	196,001
291	Soundview Home Equity Loan Trust 2004-WMC1 M1	0.902%	1/25/35	BB+	260,152
1,712	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1	0.342%	7/25/37	CCC	1,270,779
280	Structured Agency Credit Risk Debt Notes 2014-DN2	3.752%	4/25/24	N/R	271,904
2,300	Structured Agency Credit Risk Debt Notes, 2013-DN2	4.402%	11/25/23	N/R	2,427,073
67	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	2.869%	10/25/37	Caa1	59,593
1,953	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.625%	2/25/37	D	1,677,742
1,048	TAL Advantage LLC, Series 2013-1A A, 144A	2.830%	2/22/38	A	1,034,059
1,145	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-C17, 144A	5.557%	3/15/42	BB-	1,145,213
1,300	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.413%	12/15/43	B3	1,339,516
455	Wachovia Bank Commercial Mortgage Trust, Commericial Mortgage Pass-Through Certificates, Series 2007-C31	5.861%	4/15/47	CCC	439,004
925	Wachovia Bank Commercial Mortgage Trust, Commericial Mortgage Pass-Through Certificates, Series 2007-C31	5.660%	4/15/47	B1	955,493
1,175	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.417%	10/15/44	BB	1,112,953
584	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.016%	11/25/36	D	518,037
1,138	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17	0.935%	12/25/46	CCC	944,142
495	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	1.830%	1/25/37	D	425,927
451	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6	2.428%	6/25/37	D	393,712
1,678	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.047%	12/25/36	D	1,471,573
954	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7	1.095%	7/25/46	CCC	820,670
1,228	Wells Fargo Alternative Loan Trust, Mortgage Asset Backed Pass-Through Certificates, Series 2007-PA2	6.000%	6/25/37	D	1,184,130
1,882	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA1	6.000%	3/25/37	Caa3	1,689,940
1,002	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	2.588%	12/28/37	D	823,718
235	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14	2.620%	10/25/36	Caa2	220,847
904	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	3.109%	11/25/37	Caa2	820,768
2,029	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1	2.581%	12/28/37	Caa3	1,878,772
630	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR8	2.615%	4/25/36	CC	608,654
230,428	Total Residential				167,060,330
$ 230,428	Total Mortgage-Backed Securities (cost $157,799,153)				167,060,330

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED SECURITIES - 0.5% (0.4% of Total Investments)
	Wireless Telecommunication Services - 0.5%
$ 625	GTP Acquisition Partners I LLC, 144A	4.704%	5/15/18	Ba3	$ 619,326
$ 625	Total Asset-Backed Securities (cost $625,000)				619,326
	Total Long-Term Investments (cost $158,424,153)				167,679,656

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS - 3.6% (2.6% of Total Investments)
$ 4,494	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $4,494,006, collateralized by $4,600,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $4,588,500	0.000%	10/01/14	N/A	$ 4,494,006
	Total Short-Term Investments (cost $4,494,006)				4,494,006
	Total Investments (cost $162,918,159) - 137.1%				172,173,662
	Borrowings - (36.8)% (3), (4)				(46,200,000)
	Other Assets Less Liabilities - (0.3)%				(394,933)
	Net Assets - 100%				$ 125,578,729

Investments in Derivatives as of September 30, 2014

Futures Contracts outstanding:

				Notional	Unrealized
	Contract	Number of	Contract	Amount	Appreciation
Description	Position	Contracts	Expiration	at Value	(Depreciation)
U.S 5-Year Treasury Note	Short	(22)	12/14	$ (2,601,672)	$ 9,651

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
	Mortgage-Backed Securities	$ –	$ 167,060,330	$ –	$ 167,060,330
	Asset-Backed Securities	–	619,326	–	619,326
Short-Term Investments:
	Repurchase Agreements	–	4,494,006	–	4,494,006
Investments in Derivatives:
	Futures Contracts*	9,651	–	–	9,651
	Total	$ 9,651	$ 172,173,662	$ –	$ 172,183,313
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of taxable income from the feeder Public Private Investment Program funds’ investments, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $162,480,950.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
	Appreciation				$ 10,461,238
	Depreciation				(768,526)
	Net unrealized appreciation (depreciation) of investments				$ 9,692,712

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings as a percentage of Total Investments is 26.8%.

(4)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings.

I/O	Interest only security.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

N/A	Not applicable.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014